Employee Benefits Payable - Summary of Employee Benefits Payable (Parenthetical) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Agreements reached under the restructuring plan	$ 187,700,976	$ 170,106,850
Restructuring plan [Member]
Disclosure of defined benefit plans [line items]
Agreements reached under the restructuring plan	$ 24,003,912